Note 20 - Accumulated Other Comprehensive Income (Details) - Accumulated Other Comprehensive Income (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income [Abstract]
Unrecorded loss on investments	$ (65,743)	$ (65,173)
Unrecorded gain on pension	183,962	183,962
Accumulated other comprehensive income	$ 118,219	$ 118,789	$ (1,195,803)	$ 292,031	$ 102,383